Accounting Changes - Revenue Recognition (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Changes
Deferred costs	$ 4,556	$ 4,368
Deferred tax assets	9,241	5,182
Liability for taxes	3,301	2,839
Retained earnings	$ 162,717	$ 162,954
Accounting Standards Update 2014-09, Revenue from Contracts with Customers | Cumulative Effect, Period of Adoption, Adjustment
Accounting Changes
Net contract assets				$ 557
Deferred costs				737
Deferred income				29
Deferred tax assets			$ 56	(184)
Retained earnings			$ 580	$ 524